Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Tax Provision
The income tax provision consists of the following:

	As of December 31,
	2020	2019
Current
US Federal	$171,703	$878,133
US State	27,327	194,357
Total current provision	199,030	1,072,490
Deferred
US Federal	(312,697)	(103,156)
US State	(117,516)	(31,983)
Total deferred benefit	(430,213)	(135,139)
Change in valuation allowance	430,213	135,139
Total deferred provision	$-	$-

Deferred Tax Assets
As of December 31, 2020 and 2019, the Company did not have any U.S. federal and state net operating loss carryovers (“NOLs”).

	December 31, 2020	December 31, 2019
Deferred tax assets:
Startup Costs	$565,352	$131,532
Total deferred income tax assets	$565,352	$131,532

Net deferred income tax assets	$565,352	$131,532
Valuation allowance	(565,352)	(131,532)
Deferred tax asset, net of allowance	$-	$-

Reconciliation of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 and December 31, 2019 is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	12.19%	3.10%
Return to provision	(4.10)%	(0.30)%
Other	-%	-%
Change in valuation allowance	(54.13)%	3.30%
Income tax provision	(25.04)%	27.10%